Operating Segment Analysis	12 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Operating Segment Analysis	Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a Group level basis for the purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment. This is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets, representing the Group’s single cash generating unit.

Geographical Information of Group’s Non-Current Assets

Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2025 £’000	2024 £'000 (Restated)(2)
United Kingdom	£29,754	£35,214
North America	198,051	232,426
Europe	147,856	162,933
RoW (1)	259,226	292,444
Total	£634,887	£723,017
(1) Rest of World (RoW)
(2) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).